Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets

(12) Prepaid expenses and other current assets

As of December 31, 2021, 2020 and 2019, prepaid expenses and other current assets are as follows:

	December 31,
	2021	2020	2019
Advances to suppliers of inventories	$2,163,450	613,188	628,286
Prepaid expenses for services	264,208	303,345	280,950
Prepaid expenses for insurance and sureties	95,441	74,565	128,178
Other current assets	234,024	230,157	189,782
Total	$2,757,123	1,221,255	1,227,196